Acquisitions (Acquisition of ExperiaHealth, Inc.) (Details) (ExperiaHealth, Inc. [Member], USD $) In Millions, except Share data, unless otherwise specified		12 Months Ended	14 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	Nov. 03, 2010	Dec. 31, 2011 Stock options	Dec. 31, 2011 Stock options	Dec. 31, 2011 Stock options Other nonoperating income (expense)	Dec. 31, 2010 Stock options Other nonoperating income (expense)	Dec. 31, 2010 Contingent Consideration, Revenue Milestone One [Member] Stock options	Dec. 31, 2011 Contingent Consideration, Revenue Milestone Two [Member] Stock options
Business Acquisition [Line Items]
Business acquisition, contingent consideration, at fair value	$ 0.1
Business acquisition, contingent consideration, shares issuable		41,666	83,333			41,666
Business acquisition, stock options vested in period, shares						35,452	41,666
Change in the fair value of outstanding options				$ (0.5)	$ (0.1)